Retrospective Adjustments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Retrospective Adjustments [Abstract]
Retrospective Adjustments

2. Retrospective Adjustments

On January 27, 2025, the Company effected a 25-for-1 reverse stock split (“Reverse Split”) of the Company’s authorized and outstanding shares of Class A common stock. All information included in these financial statements has been adjusted, on a retrospective basis for all periods presented to reflect the Reverse Split, unless otherwise stated.

2.	RETROSPECTIVE ADJUSTMENTS

On May 8, 2024, the Company effected a 100-for-1 reverse stock split (“Reverse Split”) of the Company’s authorized and outstanding shares of Class A common stock. All information included in these financial statements has been adjusted, on a retrospective basis for all periods presented to reflect the Reverse Split, unless otherwise stated.

On January 27, 2025, the Company effected a 25-for-1 reverse stock split (“Reverse Split”) of the Company’s authorized and outstanding shares of Class A common stock. All information included in these financial statements has been adjusted, on a retrospective basis for all periods presented to reflect the Reverse Split, unless otherwise stated.